RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(e) filing relates to, and incorporates by reference, the supplement dated January 16, 2014 to the Prospectus for Driehaus Mutual Funds (with respect to the Driehaus International Discovery Fund and the Driehaus Global Growth Fund) that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended on January 16, 2014 (Accession No. 0001193125-14-012780).